Note 14 - Retirement and Pension Plans (Details) - Changes in Projected Benefit Obligation and Plan Assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Changes in Projected Benefit Obligation and Plan Assets [Abstract]
Projected benefit obligation, beginning of the year	$ 838	$ 933	$ 1,220
Service cost	3	3	3
Interest cost	16	17	18
Actuarial (gain) loss	11	(61)	(277)
Effect of changes in foreign exchange rate	(30)	(54)	(31)
Projected benefit obligation, end of the year	838	838	933
Fair value of plan assets, beginning of the year	545	542	512
Employer contributions	27	24	36
Actual return on plan assets	14	12	7
Effect of changes in foreign exchange rate	(20)	(33)	(13)
Fair value of plan assets, end of the year	$ 566	$ 545	$ 542